Share Capital	12 Months Ended
Jan. 31, 2024
Share Capital
Share Capital

Note 14 – Share Capital

On July 15, 2022, we filed the 2022 Base Shelf Prospectus, allowing us to offer and issue an unlimited quantity of the following securities during the 25-month period following thereafter: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities may be offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one or more shelf prospectus supplements. No securities have yet been sold pursuant to the 2022 Base Shelf Prospectus.

On June 7, 2022, Descartes announced a normal course issuer bid (“NCIB”), commencing June 10, 2022, to purchase up to approximately 7.4 million common shares in the open market for cancellation. Under the NCIB, Descartes was permitted to repurchase for cancellation, at its discretion on or before June 9, 2023, up to 10% of the “public float” (calculated in accordance with the rules of the TSX) of Descartes’ issued and outstanding common shares. The NCIB expired on June 9, 2023 and no common shares were purchased pursuant to the NCIB.

The following table sets forth the common shares outstanding (number of shares in thousands):

	January 31,	January 31,	January 31,
(thousands of shares)	2024	2023	2022
Balance, beginning of year	84,820	84,756	84,494
Shares issued:
Stock options and share units exercised	363	64	262
Issuance of common shares	—	—	—
Acquisitions (Note 3)	—	—	—
Balance, end of year	85,183	84,820	84,756

Cash flows provided from stock options and share units exercised during 2024, 2023 and 2022 were approximately $9.3 million, $1.7 million and $2.7 million, respectively.

For the years ended January 31, 2024, 2023 and 2022, the Company withheld 63,330, nil and nil common shares, respectively, to satisfy employee tax withholding requirements for net share settlements of PSUs and RSUs. Total payments to satisfy employee tax withholding requirements for net share settlements of PSUs and RSUs were $4.9 million, nil and nil during 2024, 2023 and 2022, respectively, and are reflected as a financing activity in the consolidated statements of cash flows.